Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 15, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764 and 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add four new series, VistaShares BitBonds 1-3 Yr Enhanced Weekly Option Income ETF, VistaShares BitBonds 5 Yr Enhanced Weekly Option Income ETF, VistaShares BitBonds 10 Yr Enhanced Weekly Option Income ETF and VistaShares BitBonds 20 Yr Enhanced Weekly Option Income ETF, is Post-Effective Amendment No. 127 and Amendment No. 130 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey

SVP Legal

Tidal Investments LLC